15. Segment Reporting (June 30, 2019)	6 Months Ended
Jun. 30, 2019
Segment Reporting [Abstract]
Segment Reporting

Note 14 – Segment reporting

The Company’s operation consists of two separate types of operations. Focus Universal, Inc. and Perfecular Inc. (“Focus”) main business operation involves wholesale, research and development of universal smart instrument and farming devices. AVX Design & Integration, Inc. (“AVX”) is an IoT installation and management company specializes high performance, easy to use Audio/Video, Home Theater, Lighting Control, Automation and Integration. Table below discloses income statements segment reporting of the separate business models.

	Focus	AVX	Total

Revenue	$208,838	$451,237	$660,075
Revenue - related party	3,000	–	3,000
Total revenue	211,838	451,237	663,075

Cost of Revenue	174,822	229,258	404,080

Gross Profit	37,016	221,979	258,995

Operation Expenses:
Selling	–	89,666	89,666
Compensation - officers	60,000	1,675	61,675
Research and development	126,720	–	126,720
Professional fees	567,535	4,604	572,139
General and administrative	291,272	57,895	349,170
Total Operating Expenses	1,045,530	153,840	1,199,370

Loss from Operations	(1,008,514)	68,139	(940,375)

Other Income (Expense)
Interest income (expense), net	1,068	–	1,068
Other income	1,980	–	1,980
Total other expense	3,048	–	3,048

Loss before income taxes	(1,005,466)	68,139	(937,327)

Tax expense	–	–	–

Net Loss	$(1,005,466)	$68,139	$(937,327)